Convertible Promissory Notes	12 Months Ended
Dec. 31, 2024
Convertible Promissory Notes [Abstract]
Convertible Promissory Notes
11.	Convertible promissory notes

Standby Equity Purchase Agreement

On November 21, 2024, the Company entered into a Standby Equity Purchase Agreement (“SEPA”) with YA II PN, Ltd. (“Investor”), pursuant to which the Investor has agreed to purchase up to US$40 million of the Company’s Class A ordinary shares, par value of US$0.0001 per share over the course of 36 months (each an “Advance”) after the date of the SEPA upon notice from the Company from time to time. The Company has the option to select, in each notice, the pricing mechanism of the Class A ordinary shares, calculated using either (i) 92% of the average volume weighted average price (the “VWAP”) of the Class A ordinary shares on the day of each advance notice by the Company if the notice is made prior to 9:00 a.m. Eastern Time, or (ii) 96% of the VWAP of the Class A ordinary shares for the three consecutive trading days commencing on the trading day the notice is made prior to 9:00 a.m. Eastern Time, or if the notice is made after 9:00 a.m. Eastern Time, commencing on the following trading day.

Subject to the satisfaction of certain conditions set forth in the SEPA, the Investor shall advance up to US$3,000,000 (a “Pre-Advance”) to the Company, with each Pre-Advance to be evidenced by a convertible promissory note issuable at an original issuance discount of 8%, on different dates following the signing of the SEPA. At the election of the Investor, all or a portion of the principal, interest, or other amounts outstanding under each convertible promissory note may be converted into shares of Class A ordinary shares in accordance with the mechanisms set forth in the convertible promissory notes. The Company has the option to redeem the convertible promissory notes prior to their maturity dates. In addition, for so long as there is a balance outstanding under the Notes, the Investor, at its sole discretion, may convert such outstanding balance or part thereof into the ordinary shares. The first Pre-Advance, in the principal amount of US$1,000,000, was advanced on November 21, 2024. The second Pre-Advance, in the principal amount of US$1,000,000, was advanced on December 2, 2024. The third Pre-Advance, in the principal amount of US$1,000,000, was advanced on December 20, 2024. Each Note is subject to a 8% discount to the principal amount of such convertible promissory note.

Each convertible promissory note does not carry any interest (other than upon the occurrence of any event of default, as defined in the SEPA) and has a maturity date of 12 months from the date of the convertible promissory note (as may be extended at the option of the Investor). At the election of the Investor, all or a portion of the principal, interest, or other amounts outstanding under each convertible promissory note may be converted into Class A ordinary shares in accordance with the mechanisms set forth in the convertible promissory notes. The Company has the option to redeem the convertible promissory notes prior to their maturity dates.

In addition to the conversion right described above, for so long as there is a balance outstanding under the convertible promissory notes, the Investor, at its sole discretion, may deliver to the Company a notice (“Investor Notice”), to cause an Advance Notice to be deemed delivered to the Investor and the issuance of shares of Class A ordinary shares to the Investor pursuant to an Advance. The Investor may select the amount of the Advance pursuant to an Investor Notice, provided that the amount of the Advance selected shall not exceed the balance owed under the Notes outstanding on the date of delivery of the Investor Notice and subject to certain other limitations as set forth in the SEPA. The shares will be issued and sold to the Investor pursuant to an Investor Notice at a per share price equal to the conversion price that would be applicable to the amount of the Advance selected by the Investor if such amount were to be converted as of the date of delivery of the Investor Notice into shares of Class A ordinary shares in accordance with the mechanisms set forth in the convertible promissory notes. The Investor will pay the purchase price for such shares to be issued pursuant to the Investor Notice by offsetting the amount of the purchase price to be paid by the Investor against an amount outstanding under the convertible promissory notes.

In accordance with the SEPA, the Company paid the Investor a structuring fee of US$25,000 and issued 63,898 Class A ordinary shares to the Investor at the issue price of US$3.13 per Class A ordinary shares, in settlement of 50% of the commitment fee, on December 23, 2024.

Revere Agreement

In connection with the execution of the SEPA, the Company and Revere Securities LLC (“Revere”) entered into a finder’s fee agreement, dated as of September 10, 2024 (the “Finder’s Fee Agreement”), pursuant to which the Company has agreed to pay Revere (i) a cash compensation equal to 4% of the total proceeds of the Pre-Advance, (ii) cash compensation equal to 4% of the total proceeds from the SEPA (other than the Pre-Advance) and cash and stock compensation at the rate of US$15,000 per month and 10,000 Class A ordinary shares per month for 6 months when the Company raises US$3,000,000 or more from the SEPA (other than the Pre-Advance), with one automatic renewal for another 6 months upon the expiry of the first 6 months. In March 2025, pursuant to the Finder’s Fee Agreement, the Company issued 50,000 Class A ordinary shares to Revere.

The Finder’s Fee Agreement has expired and terminated on March 9, 2025.

Convertible promissory notes

Convertible promissory notes is a hybrid financial liability consisting of a host debt liability component and an embedded derivative liability component.

11.1	Convertible promissory notes

The following table reconciles the carrying value of the host debt liability component of the convertible promissory notes:

	As of December 31,
	2023	2024
	HK$	HK$	US$
Host debt liability
Proceeds from issuance of convertible promissory notes	—	23,400,000	3,012,475
Less: Debt discount and transaction costs apportioned to host debt liability*	—	(1,802,374)	(232,034)
Less: Fair value of embedded derivative liability (see Note 11.2)	—	(8,380,211)	(1,078,854)
Carrying value of host debt liability at inception	—	13,217,415	1,701,587
Amortized debt discount and transaction costs**	—	643,232	82,808
Balance at end of the financial year	—	13,860,647	1,784,395

*	Debt discount and transaction costs apportioned to host debt liability is recognized as a reduction of the carrying amount of host debt liability. Debt discount and transaction costs apportioned to embedded derivative liability amounted to HK$1,005,626 (US$129,463) is expensed off immediately as interest expense in the consolidated statements of profit or loss and other comprehensive income.

**	Debt discount and transactions costs are being amortized and recorded to interest expense in the consolidated statements of profit or loss and other comprehensive income over the life of the convertible promissory notes using effective interest method.
11.2	Derivative

The details of embedded derivative liability is as follows:

	As of December 31,
	2023	2024
	HK$	HK$	US$
Embedded derivative liability
Balance at beginning of the financial year	—	—	—
Issuance of convertible promissory notes	—	8,380,211	1,078,854
Change in fair value of embedded derivative liability	—	(1,623,695)	(209,032)
Balance at end of the financial year	—	6,756,516	869,822

Embedded derivative liability for convertible promissory notes

In connection with the issuance of the convertible promissory notes, the Group recognized an embedded derivative liability related to the embedded conversion feature. See Note 2.10 for further details on the accounting treatment of the convertible promissory notes and associated embedded derivative liability.

The fair value of the embedded derivative liability was determined using Monte Carlo simulation model, with the assistance of an independent valuation specialist. The model incorporates the following key inputs and assumptions:

	Inception as at November 21, December 2, and December 20, 2024	Year end as at December 31, 2024
Share price (US$)	2.55 – 3.03	2.11
Expected volatility (%)	43.45 – 46.30	49.04
Risk-free interest rate (%)	4.26 - 4.40	4.17

For the year end December 31, 2024, the Group recognized changes in fair value of embedded derivative liability of HK$1,623,695 (US$209,032) (2023: Nil).